DISPOSAL OF BUSINESSES (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Oct. 31, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Jan. 01, 2017 CNY (¥)	Jan. 01, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Net assets disposed of:
Property, plant and equipment			¥ 90,371,571	$ 15,445,185	¥ 106,193,369			¥ 95,627,577
Intangible assets			10,592,249	1,873,226	12,879,365			10,637,633
Deferred tax assets					1,542,569			1,606,150
Inventories				2,975,735	20,459,668			20,547,556
Trade and notes receivables				1,178,174	8,100,532			8,008,937
Other current assets				1,312,334	9,022,953			10,074,225
Cash and cash equivalents			23,848,344	2,782,438	19,130,652		$ 4,048,559	27,835,866			¥ 20,779,604
Other non-current liabilities				(354,616)	(2,438,164)			(2,453,660)
Trade and notes payables				(2,037,321)	(14,007,600)			(12,360,441)
Interest-bearing loans and borrowings				(7,884,137)	(54,207,386)			(40,289,703)
Non-controlling interests				2,218,648	15,254,312			26,054,567
Total equity			55,969,188	9,842,078	67,669,202	¥ 65,603,160		65,742,596	¥ 55,969,188	¥ 52,175,188
Gain on disposal			571,270
Investments in joint ventures			¥ 6,240,200	$ 493,542	¥ 3,393,349			¥ 6,007,624
Environmental Protection Business
Net assets disposed of:
Property, plant and equipment		¥ 1,187,802
Other payables and accrued expenses		(2,665)
Trade and notes payables		(2,042)
Net assets		1,183,095
Gain on disposal		571,270
Cash consideration		¥ 1,754,365
Shandong Engineering
DISPOSAL OF BUSINESSES
Ownership interest in subsidiary (in percent)	40.00%
Fair value gain recognized for remaining 40% equity interest	¥ 102,000
Other gains from unrealized profit arises from past services	59,000
Net assets disposed of:
Property, plant and equipment	109,103
Intangible assets	428
Deferred tax assets	3,106
Inventories	167,499
Trade and notes receivables	1,067,636
Other current assets	23,136
Cash and cash equivalents	123,530
Other non-current liabilities	(4,637)
Other payables and accrued expenses	(282,232)
Trade and notes payables	(727,622)
Interest-bearing loans and borrowings	(130,000)
Net assets	349,947
Non-controlling interests	3,961
Total equity	345,986
Gain on disposal	254,659
The fair value of the remaining equity interest in subsidiary	240,258
Consideration	360,387
Cash consideration	387
Notes receivable	¥ 360,000
Shandong Engineering | CHALIECO
DISPOSAL OF BUSINESSES
Equity interests transferred (as a percent)	60.00%